Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,712,648,376.60
Previously Paid Amount	0.00
Total Fee Amount	5,346,216.74
Total Offset Amount	0.00
Net Fee	$ 5,346,216.74